Other income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	(36)	(290)[2,3]	32
Net gains / (losses) from disposals of investments in associates	4	46[4]	0
Share of net profits of associates and joint ventures	46	529[5]	76
Impairments related to associates	(1)	0	(7)
Total	13	284	101
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	31	0	195
Impairment of financial assets measured at fair value through other comprehensive income	0	0	(15)
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	0	14
Income from properties[6]	27	24	24
Net gains / (losses) from properties held for sale	(19)	40	0
Other	160	80	204
Total other income	212	428	524
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations. 2 Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information. 3 Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the Widder Hotel. Refer to Note 32 for more information. 4 Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information. 5 Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. 6 Includes rent received from third parties.

UBS AG
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	(36)	(292)[2,3]	32
Net gains / (losses) from disposals of investments in associates	4	46[4]	0
Share of net profits of associates and joint ventures	46	529[5]	76
Impairments related to associates	(1)	0	(7)
Total	13	283	101
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	31	0	195
Impairment of financial assets measured at fair value through other comprehensive income	0	0	(15)
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	0	14
Income from properties[6]	27	24	24
Net gains / (losses) from properties held for sale	(19)	40	0
Income from shared services provided to UBS Group AG or its subsidiaries	464	478	395
Other	161	80	251
Total other income	677	905	965
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations. 2 Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information. 3 Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the Widder Hotel. Refer to Note 32 for more information. 4 Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information. 5 Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. 6 Includes rent received from third parties.